Stock Option Plans - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 26, 2006	Jul. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares available for future grant	4,837,486		7,857,948
Stock options granted period	6 years	5 years 10 months 24 days	6 years	6 years
Weighted-average fair values of options granted	$ 6.21	$ 0.37	$ 0.37	$ 0.21
Total intrinsic value of options exercised	$ 6,400,000		$ 0	$ 0
Stock-based compensation expense related to employees options	649,000	101,000	136,000	20,000
Unrecognized stock-based compensation expense related to employees' awards	8,400,000		391,000
Unrecognized stock-based compensation, weighted-average period	3 years 6 months		2 years 10 months 24 days
Total share-based compensation	4,442,000	300,000	515,000	76,000
Non Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 3,793,000	$ 199,000	$ 379,000	$ 56,000
2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares authorized for issuance			4,311,875
Shares available for future grants			600,000
Common stock shares available for future grant	2,421,815
2014 Equity Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of annual increase in number of shares available for future issuance						4.00%
Stock options granted description	Options under the 2006 Plan and 2014 Plan may be granted for periods of up to 10 years and at prices no less than 100% of the estimated fair value of the shares on the date of grant as determined by the board of directors, provided, however, that the exercise price of an ISO and NSO granted to a 10% shareholder may not be less than 110% of the estimated fair value of the shares on the date of grant.
Stock options granted to employees and non-employees vesting period					4 years
2014 Equity Incentive Award Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted period					10 years
2014 Equity Incentive Award Plan [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares available for future grant						2,088,332
2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares available for future grant						208,833
Percentage increase in shares issued						1.00%